Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 21, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund
Prospectus:
Trading Symbol	PTIAX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Prospectus:
Trading Symbol	PTIMX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Retail Class
Prospectus:
Trading Symbol	PTRMX